Other Current Assets	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets	OTHER CURRENT ASSETS

December 31 (millions of dollars)	2018	2017
Regulatory assets (Note 12)	42	46
Prepaid expenses and other assets	37	40
Materials and supplies	20	18
	99	104